Loans and advances to customers - Securitisation (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Securitized loans retained on the balance sheet	€ 93,553	€ 88,767	€ 91,208
Securitizations	93,553	88,767	91,208
UK
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Securitized loans retained on the balance sheet	13,002	13,519	15,694
Mortgage assets
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Securitized loans retained on the balance sheet	31,868	33,900	36,844
Other securitized assets
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Securitized loans retained on the balance sheet	61,685	54,867	54,364
Banco Popular Espanol, S.A.U.
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Off balance sheet securitised assets related to business combination	€ 676	€ 797	€ 1,139